Expense Example - Regan Total Return Income Fund	Jan. 31, 2026 USD ($)
Regan Total Return Income Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	408
Expense Example, with Redemption, 5 Years	711
Expense Example, with Redemption, 10 Years	1,573
Regan Total Return Income Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	$ 1,277